                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                      Fairfield, Ohio        May 11, 2009
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total            7

Form 13F Information Table Value Total       33,674
                                         (thousands)
List of Other Included Managers:

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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

                                   COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5
                               --------------   ---------   ---------   ----------------
           ISSUER              TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
----------------------------   --------------   ---------   ---------   ----------------   ------
DUKE ENERGY CORP                   COMMON       26441C105      2,848         198,900         SH
EXXON MOBIL CORPORATION            COMMON       30231G102      6,483          95,200         SH
GENUINE PARTS CO                   COMMON       372460105        448          15,000         SH
JOHNSON & JOHNSON                  COMMON       478160104      1,315          25,000         SH
PROCTER & GAMBLE CORPORATION       COMMON       742718109     10,843         230,271         SH
SPECTRA ENERGY CORP                COMMON       847560109      1,406          99,450         SH
WYETH                              COMMON       983024100     10,330         240,000         SH
                                                              33,674

                                  COLUMN 6      COLUMN 7          COLUMN 8
                               --------------   --------   ---------------------
           ISSUER              INVESTMENT DIS   OTH MGRS   SOLE    SHARED   NONE
----------------------------   --------------   --------   ----   -------   ----
DUKE ENERGY CORP                SHARED-OTHER       01       --    198,900    --
EXXON MOBIL CORPORATION         SHARED-OTHER       01       --     95,200    --
GENUINE PARTS CO                SHARED-OTHER       01       --     15,000    --
JOHNSON & JOHNSON               SHARED-OTHER       01       --     25,000    --
PROCTER & GAMBLE CORPORATION    SHARED-OTHER       01       --    230,271    --
SPECTRA ENERGY CORP             SHARED-OTHER       01       --     99,450    --
WYETH                           SHARED-OTHER       01       --    240,000    --



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